Declaration of Management, Basis of Preparation and Presentation of The Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Basis for preparation and presentation of the financial statements [Abstract]
Disclosure of reclassifications or changes in presentation [text block]

	December 31, 2021
Liabilities and equity	As reported	Reclassifications	As reclassified

Current liabilities
Accounts payable	1,771,663	(241,183)	1,530,480
Airport fees	217,863	288,475	506,338
Taxes payable	127,685	22,399	150,084
Government installment payment program	69,691	(69,691)	—
Total	2,186,902	—	2,186,902

Non-current liabilities
Accounts payable	563,502	(221,302)	342,200
Airport fees	—	472,364	472,364
Taxes payable	—	101,046	101,046
Government installment payment program	352,108	(352,108)	—
Total	915,610	—	915,610